Voyage and Vessel and Drilling Rig/Drillship Operating Expenses - Vessel and Rig Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total	$ 373,122	$ 190,614	$ 201,887
Vessel Operating Expenses [Member]
Crew wages and related costs	42,153	36,271	36,560
Insurance	8,199	6,663	7,695
Repairs and maintenance	40,591	28,002	31,034
Tonnage Taxes	346	309	316
Total vessel operating expenses	91,289	71,245	75,605
Rig And Drillship Operating Expenses [Member]
Crew wages and related costs	147,331	60,540	69,983
Insurance	20,250	7,918	7,869
Repairs and maintenance	114,252	50,911	48,430
Rig And Drillship Operating Expenses Total	$ 281,833	$ 119,369	$ 126,282